Capital and Capital Reserves (Details 2) - Level 3	12 Months Ended
Dec. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Exercise price per warrant, USD	$ 1
Dividend rate	0.00%
Bottom of range
Disclosure of classes of share capital [line items]
ADS price, USD (at date evaluated)	$ 0.71
Risk free rate	3.60%
Volatility	99.98%
Expected term	4 years 6 months 10 days
Top of range
Disclosure of classes of share capital [line items]
ADS price, USD (at date evaluated)	$ 1.05
Risk free rate	4.22%
Volatility	106.89%
Expected term	5 years